Intangible Assets - Schedule of Intangible Assets (Detail) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 218,534,693	$ 224,682,237
Software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	80,378,851	86,526,395
Mining rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 138,155,842	$ 138,155,842